Financial results, net	12 Months Ended
Jun. 30, 2026
Financial instruments by category
Financial results, net

29. Financial results, net

	06.30.2026	06.30.2025	06.30.2024
Financial income
Interest income	14,306	12,562	121,635
Other finance income	3	17	1
Total financial income	14,309	12,579	121,636
Financial costs
Interest expense	(156,480)	(95,673)	(113,399)
Other financial costs	(22,519)	(12,891)	(23,440)
Total finance costs	(178,999)	(108,564)	(136,839)
Other financial results:
Foreign exchange, net	145,339	37,491	110,064
Fair value gain from financial assets and liabilities at fair value through profit or loss	56,770	132,308	331,735
Gain from repurchase of non-convertible notes	354	976	455
Loss from derivative financial instruments (except commodities)	(10,461)	(19,235)	(89,806)
Others	-	(7,291)	(5,943)
Total other financial results	192,002	144,249	346,505
Inflation adjustment	36,493	15,273	(52,786)
Total financial results, net	63,805	63,537	278,516